Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease [Abstract]
Operating lease payments	¥ 689	¥ 172
Operating lease expenses	827	259
Operating leases future minimum lease payments	¥ 189